BORROWINGS - Narrative (Details) £ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Billions	3 Months Ended
	Mar. 31, 2021 USD ($) tranche	Jun. 30, 2021 USD ($)	Jun. 30, 2021 COP ($)	Jun. 30, 2021 BRL (R$)	Jun. 30, 2021 CAD ($)	Mar. 31, 2021 COP ($) tranche	Mar. 31, 2021 GBP (£) tranche	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 19,377						$ 18,082
March 2021 Refinancing Maturing March 2023
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 50					$ 180
Number of tranches | tranche	2					2	2
Interest rate (%)	1.09%					1.09%	1.09%
Debt Associated With Europe Business
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 55						£ 40
Interest rate (%)	2.87%					2.87%	2.87%
Debt Associated With United States Business, Matures in 2023
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 400
Interest rate (%)	1.00%					1.00%	1.00%
Debt Associated With United States Business, Matures in 2024
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 100
Interest rate (%)	2.00%					2.00%	2.00%
Debt Associated With Brazil Business, Matures in 2045
Disclosure of detailed information about borrowings [line items]
Carrying value		$ 300		R$ 1,500
Interest rate (%)		5.20%	5.20%	5.20%	5.20%
Debt Associated With Brazil Business, Matures in 2022
Disclosure of detailed information about borrowings [line items]
Carrying value		$ 70		R$ 350
Interest rate (%)		1.59%	1.59%	1.59%	1.59%
Debt Associated With Columbian Business
Disclosure of detailed information about borrowings [line items]
Carrying value		$ 159	$ 600
Debt Associated With Columbia Business, Matures in 2026
Disclosure of detailed information about borrowings [line items]
Interest rate (%)		6.49%	6.49%	6.49%	6.49%
Debt Associated With Colombia Business, Matures in 2029
Disclosure of detailed information about borrowings [line items]
Interest rate (%)		3.35%	3.35%	3.35%	3.35%
Debt Associated With Colombia Business, Matures in 2041
Disclosure of detailed information about borrowings [line items]
Interest rate (%)		4.45%	4.45%	4.45%	4.45%
Debt Associated With Columbian Business, Loan 2
Disclosure of detailed information about borrowings [line items]
Carrying value		$ 23	$ 85
Debt Associated With Colombia Business, Matures in 2031
Disclosure of detailed information about borrowings [line items]
Interest rate (%)		2.69%	2.69%	2.69%	2.69%
Debt Associated With United States Business, Matures in 2022
Disclosure of detailed information about borrowings [line items]
Carrying value		$ 164
Interest rate (%)		1.125%	1.125%	1.125%	1.125%
Debt Associated With United States Business, Matures in 2025
Disclosure of detailed information about borrowings [line items]
Carrying value		$ 263
Interest rate (%)		1.75%	1.75%	1.75%	1.75%
Debt Associated With Canada Business
Disclosure of detailed information about borrowings [line items]
Carrying value		$ 160			$ 198
Debt Associated With Canada Business, Matures in 2035
Disclosure of detailed information about borrowings [line items]
Interest rate (%)		1.25%	1.25%	1.25%	1.25%
Commercial paper
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 0						$ 3
Interest rate (%)								0.40%
Credit facilities
Disclosure of detailed information about borrowings [line items]
Borrowings		0						$ 0
Carrying value		$ 1,975
Available portion of corporate credit facilities
Disclosure of detailed information about borrowings [line items]
Borrowings, Extension Term	2 years
Borrowing Facilities, Increase in Borrowing Capacity	$ 225